UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2014

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%
Aerospace - 1.1%
MTU Aero Engines Holding AG	123,763	$11,386,603
Triumph Group, Inc.	199,303	13,915,335

		$25,301,938
Airlines - 1.5%
Alaska Air Group, Inc.	121,394	$11,538,500
Delta Air Lines, Inc.	401,869	15,560,368
United Continental Holdings, Inc. (a)	213,601	8,772,593

		$35,871,461
Alcoholic Beverages - 1.0%
Molson Coors Brewing Co.	330,682	$24,523,377

Apparel Manufacturers - 1.8%
Guess?, Inc.	223,805	$6,042,735
Polo Ralph Lauren Corp.	89,830	14,434,783
PVH Corp.	105,504	12,301,766
VF Corp.	157,790	9,940,770

		$42,720,054
Automotive - 1.7%
Delphi Automotive PLC	286,200	$19,673,388
TRW Automotive Holdings Corp. (a)	228,210	20,429,359

		$40,102,747
Broadcasting - 0.7%
Interpublic Group of Companies, Inc.	845,496	$16,495,627

Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	71,159	$14,616,059
Evercore Partners, Inc.	116,614	6,721,631
NASDAQ OMX Group, Inc.	602,473	23,267,507
TD Ameritrade Holding Corp.	367,769	11,529,558

		$56,134,755
Business Services - 1.7%
Brenntag AG	64,820	$11,582,925
Fidelity National Information Services, Inc.	303,543	16,615,944
Realogy Holdings Corp. (a)	306,067	11,541,787

		$39,740,656
Chemicals - 0.8%
Celanese Corp.	275,529	$17,711,004

Computer Software - 0.5%
Symantec Corp.	554,170	$12,690,493

Computer Software - Systems - 3.8%
Ingram Micro, Inc., “A” (a)	537,826	$15,709,897
NCR Corp. (a)	496,819	17,433,379
NICE Systems Ltd., ADR	425,216	17,353,065
Sabre Corp. (a)	790,054	15,840,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Xerox Corp.	1,866,671	$23,221,387

		$89,558,311
Construction - 1.2%
Armstrong World Industries, Inc. (a)	102,729	$5,899,726
Stanley Black & Decker, Inc.	261,168	22,935,774

		$28,835,500
Consumer Products - 1.6%
Newell Rubbermaid, Inc.	872,576	$27,041,130
Sensient Technologies Corp.	185,182	10,318,341

		$37,359,471
Consumer Services - 1.0%
DeVry, Inc.	270,965	$11,472,658
ITT Educational Services, Inc. (a)	202,080	3,372,715
Servicemaster Global Holdings, Inc. (a)	479,079	8,733,610

		$23,578,983
Containers - 2.7%
Crown Holdings, Inc. (a)	555,245	$27,628,991
Greif, Inc., “A”	180,454	9,845,570
Owens-Illinois, Inc. (a)	476,319	16,499,690
Silgan Holdings, Inc.	192,404	9,777,971

		$63,752,222
Electrical Equipment - 2.4%
Pentair PLC	177,873	$12,828,201
Sensata Technologies Holding B.V. (a)	247,371	11,572,015
Tyco International Ltd.	409,589	18,677,258
WESCO International, Inc. (a)	154,851	13,376,029

		$56,453,503
Electronics - 3.2%
Altera Corp.	426,681	$14,831,432
Analog Devices, Inc.	297,464	16,083,878
Avago Technologies Ltd.	130,632	9,414,648
Microchip Technology, Inc.	352,197	17,190,736
NXP Semiconductors N.V. (a)	266,556	17,640,676

		$75,161,370
Energy - Independent - 5.5%
Cabot Oil & Gas Corp.	378,025	$12,905,774
Cimarex Energy Co.	82,897	11,892,404
CONSOL Energy, Inc.	354,390	16,326,747
Energen Corp.	157,656	14,012,465
EQT Corp.	148,680	15,893,892
Memorial Resource Development Corp. (a)	231,253	5,633,323
Noble Energy, Inc.	222,287	17,218,351
PDC Energy, Inc. (a)	213,445	13,479,052
Peabody Energy Corp.	523,741	8,563,165
SM Energy Co.	159,195	13,388,300

		$129,313,473

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Entertainment - 1.2%
AMC Networks, Inc., “A” (a)	190,668	$11,724,175
Cinemark Holdings, Inc.	454,341	16,065,498

		$27,789,673
Food & Beverages - 4.2%
Bunge Ltd.	206,099	$15,589,328
Coca-Cola Enterprises, Inc.	306,629	14,650,734
Dr Pepper Snapple Group, Inc.	217,404	12,735,526
Flowers Foods, Inc.	760,144	16,023,836
Ingredion, Inc.	252,233	18,927,564
J.M. Smucker Co.	202,586	21,589,590

		$99,516,578
Food & Drug Stores - 0.5%
Empire Co. Ltd.	158,821	$10,799,917

Gaming & Lodging - 0.5%
Wynn Resorts Ltd.	54,862	$11,387,157

General Merchandise - 0.6%
Kohl’s Corp.	250,519	$13,197,341

Insurance - 6.9%
Allied World Assurance Co.	396,140	$15,061,243
Arthur J. Gallagher & Co.	396,269	18,466,135
Everest Re Group Ltd.	96,839	15,541,691
Genworth Financial, Inc. (a)	404,605	7,040,127
Hanover Insurance Group, Inc.	159,078	10,045,776
Hartford Financial Services Group, Inc.	208,909	7,481,031
HCC Insurance Holdings, Inc.	323,773	15,845,451
Lincoln National Corp.	384,049	19,755,481
Symetra Financial Corp.	466,938	10,618,170
Third Point Reinsurance Ltd. (a)	717,444	10,948,195
Unum Group	492,084	17,104,840
Validus Holdings Ltd.	404,934	15,484,676

		$163,392,816
Leisure & Toys - 0.9%
Mattel, Inc.	534,084	$20,813,253

Machinery & Tools - 4.2%
Allison Transmission Holdings, Inc.	563,070	$17,511,477
Cummins, Inc.	95,342	14,710,317
Eaton Corp. PLC	221,622	17,104,786
Joy Global, Inc.	172,100	10,597,918
Kennametal, Inc.	220,739	10,215,801
Regal Beloit Corp.	179,072	14,067,896
SPX Corp.	145,386	15,732,219

		$99,940,414
Major Banks - 3.2%
Comerica, Inc.	304,329	$15,265,143
Huntington Bancshares, Inc.	1,995,983	19,041,678
KeyCorp	1,334,423	19,122,282
Regions Financial Corp.	1,062,435	11,283,060

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
State Street Corp.	147,517	$9,921,993

		$74,634,156
Medical & Health Technology & Services - 2.0%
AmerisourceBergen Corp.	269,458	$19,578,818
Quest Diagnostics, Inc.	265,170	15,562,827
Universal Health Services, Inc.	130,892	12,534,218

		$47,675,863
Medical Equipment - 4.2%
CareFusion Corp. (a)	361,813	$16,046,407
Cooper Cos., Inc.	108,211	14,665,837
DENTSPLY International, Inc.	289,924	13,727,901
PerkinElmer, Inc.	540,060	25,296,410
St. Jude Medical, Inc.	204,623	14,170,143
Teleflex, Inc.	144,807	15,291,619

		$99,198,317
Metals & Mining - 0.6%
GrafTech International Ltd. (a)	669,349	$7,001,391
Iluka Resources Ltd.	857,836	6,576,326

		$13,577,717
Natural Gas - Distribution - 2.1%
AGL Resources, Inc.	239,052	$13,155,032
NiSource, Inc.	303,989	11,958,927
NorthWestern Corp.	184,837	9,646,643
Spectra Energy Corp.	356,565	15,146,881

		$49,907,483
Natural Gas - Pipeline - 0.4%
QEP Midstream Partners LP	385,181	$9,918,411

Oil Services - 2.6%
Cameron International Corp. (a)	266,068	$18,015,464
Dresser-Rand Group, Inc. (a)	194,346	12,385,671
Ensco PLC, “A”	257,106	14,287,380
Pacific Drilling S.A. (a)	571,901	5,719,010
Tidewater, Inc.	175,072	9,830,293

		$60,237,818
Other Banks & Diversified Financials - 5.0%
BB&T Corp.	593,712	$23,410,064
Discover Financial Services	339,494	21,041,838
Fifth Third Bancorp	797,618	17,029,144
M&T Bank Corp.	106,436	13,203,386
PrivateBancorp, Inc.	292,258	8,493,017
SunTrust Banks, Inc.	336,885	13,495,613
TCF Financial Corp.	1,227,438	20,093,160

		$116,766,222
Pharmaceuticals - 2.5%
Endo International PLC (a)	219,368	$15,360,147
Hospira, Inc. (a)	331,161	17,011,741
Impax Laboratories, Inc. (a)	433,727	13,007,473

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (a)	112,957	$14,246,137

		$59,625,498
Printing & Publishing - 0.5%
Equifax, Inc.	159,835	$11,594,431

Real Estate - 4.2%
Annaly Mortgage Management, Inc., REIT	739,566	$8,453,239
Corporate Office Properties Trust, REIT	613,734	17,067,943
DDR Corp., REIT	728,437	12,842,344
EPR Properties, REIT	303,199	16,939,728
Equity Lifestyle Properties, Inc., REIT	223,472	9,868,524
Mid-America Apartment Communities, Inc., REIT	217,060	15,856,233
Plum Creek Timber Co. Inc., REIT	370,790	16,722,629

		$97,750,640
Specialty Chemicals - 3.2%
Akzo Nobel N.V.	226,823	$17,004,737
Albemarle Corp.	176,382	12,611,313
FMC Corp.	228,056	16,235,307
Rockwood Holdings, Inc.	159,716	12,136,819
Valspar Corp.	227,368	17,323,168

		$75,311,344
Specialty Stores - 4.5%
AutoZone, Inc. (a)	23,774	$12,748,570
Bed Bath & Beyond, Inc. (a)	234,923	13,479,882
Best Buy Co., Inc.	521,423	16,169,327
Burlington Stores, Inc. (a)	354,778	11,303,227
Children’s Place, Inc.	160,589	7,970,032
Express, Inc. (a)	605,126	10,305,296
Office Depot, Inc. (a)	3,712,280	21,122,873
Sally Beauty Holdings, Inc. (a)	516,967	12,965,532

		$106,064,739
Telephone Services - 1.8%
COLT Telecom Group S.A. (a)	2,812,872	$6,619,179
Frontier Communications Corp.	2,380,989	13,904,976
Quebecor, Inc., “B”	400,051	9,680,256
Windstream Holdings, Inc.	1,197,315	11,925,257

		$42,129,668
Tobacco - 0.7%
Lorillard, Inc.	257,034	$15,671,363

Trucking - 0.5%
Swift Transportation Co. (a)	499,947	$12,613,663

Utilities - Electric Power - 6.8%
AES Corp.	1,138,338	$17,701,156
Calpine Corp. (a)	433,446	10,320,349
CMS Energy Corp.	638,765	19,897,530
DTE Energy Co.	190,586	14,840,932
Great Plains Energy, Inc.	490,398	13,176,994
NextEra Energy Partners LP (a)	512,450	17,172,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Northeast Utilities	442,763	$20,929,407
NRG Energy, Inc.	470,641	17,507,845
Pinnacle West Capital Corp.	119,620	6,918,821
Public Service Enterprise Group, Inc.	517,205	21,096,793

		$159,562,027
Total Common Stocks		$2,314,381,454

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	46,168,745	$46,168,745
Total Investments		$2,360,550,199

Other Assets, Less Liabilities - (0.3)%		(7,825,050)
Net Assets - 100.0%		$2,352,725,149

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,314,381,454	$—	$—	$2,314,381,454
Mutual Funds	46,168,745	—	—	46,168,745
Total Investments	$2,360,550,199	$—	$—	$2,360,550,199

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,801,111,166
Gross unrealized appreciation	570,512,594
Gross unrealized depreciation	(11,073,561)
Net unrealized appreciation (depreciation)	$559,439,033

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,213,749	395,897,515	(378,942,519)	46,168,745

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$29,466	$46,168,745

QUARTERLY REPORT

June 30, 2014

MFS® BLENDED RESEARCH® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%
Aerospace - 3.4%
Alliant Techsystems, Inc.	10,249	$1,372,547
Lockheed Martin Corp.	38,379	6,168,657
United Technologies Corp.	51,002	5,888,181

		$13,429,385
Automotive - 2.5%
General Motors Co.	116,654	$4,234,540
Goodyear Tire & Rubber Co.	35,857	996,107
Johnson Controls, Inc.	86,819	4,334,873

		$9,565,520
Biotechnology - 1.9%
Biogen Idec, Inc. (a)	18,035	$5,686,616
Gilead Sciences, Inc. (a)	19,576	1,623,046

		$7,309,662
Broadcasting - 0.8%
Time Warner, Inc.	21,928	$1,540,442
Walt Disney Co.	20,285	1,739,236

		$3,279,678
Business Services - 2.7%
Accenture PLC, “A”	53,334	$4,311,521
Cognizant Technology Solutions Corp., “A” (a)	39,912	1,952,096
FleetCor Technologies, Inc. (a)	31,944	4,210,219

		$10,473,836
Cable TV - 2.2%
Comcast Corp., “A”	89,435	$4,800,871
Time Warner Cable, Inc.	25,690	3,784,137

		$8,585,008
Chemicals - 2.4%
CF Industries Holdings, Inc.	16,170	$3,889,370
LyondellBasell Industries N.V., “A”	54,977	5,368,504

		$9,257,874
Computer Software - 3.4%
CA, Inc.	67,436	$1,938,111
Microsoft Corp.	72,294	3,014,660
Oracle Corp.	178,731	7,243,967
PTC, Inc. (a)	23,570	914,516

		$13,111,254
Computer Software - Systems - 5.2%
Apple, Inc.	95,098	$8,837,457
Hewlett-Packard Co.	190,588	6,419,004
International Business Machines Corp.	1,764	319,760
Western Digital Corp.	49,644	4,582,141

		$20,158,362
Consumer Products - 1.5%
Procter & Gamble Co.	75,314	$5,918,927

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.7%
Packaging Corp. of America	40,439	$2,890,984

Electrical Equipment - 0.6%
General Electric Co.	91,061	$2,393,083

Electronics - 2.5%
Avago Technologies Ltd.	51,449	$3,707,929
Intel Corp.	197,763	6,110,877

		$9,818,806
Energy - Independent - 2.7%
EOG Resources, Inc.	55,990	$6,542,991
Marathon Petroleum Corp.	51,297	4,004,757

		$10,547,748
Energy - Integrated - 5.8%
Chevron Corp.	66,320	$8,658,076
Exxon Mobil Corp.	139,430	14,037,812

		$22,695,888
Food & Beverages - 3.5%
Archer Daniels Midland Co.	57,014	$2,514,888
Coca-Cola Enterprises, Inc.	36,121	1,725,861
General Mills, Inc.	69,048	3,627,782
Mondelez International, Inc.	38,969	1,465,624
Tyson Foods, Inc., “A”	112,995	4,241,832

		$13,575,987
Food & Drug Stores - 3.0%
CVS Caremark Corp.	93,763	$7,066,917
Kroger Co.	95,314	4,711,371

		$11,778,288
Gaming & Lodging - 1.7%
Royal Caribbean Cruises Ltd.	53,061	$2,950,192
Wynn Resorts Ltd.	16,868	3,501,122

		$6,451,314
General Merchandise - 1.6%
Kohl’s Corp.	35,756	$1,883,626
Macy’s, Inc.	77,898	4,519,642

		$6,403,268
Health Maintenance Organizations - 1.2%
WellPoint, Inc.	43,410	$4,671,350

Insurance - 4.6%
Berkshire Hathaway, Inc., “B” (a)	9,294	$1,176,249
Everest Re Group Ltd.	24,401	3,916,116
MetLife, Inc.	99,197	5,511,385
Prudential Financial, Inc.	46,319	4,111,738
Validus Holdings Ltd.	86,981	3,326,153

		$18,041,641
Internet - 4.9%
Facebook, Inc., “A “ (a)	102,755	$6,914,384
Google, Inc., “A” (a)	7,663	4,480,326

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - continued
Google, Inc., “C” (a)	5,611	$3,227,896
Yahoo!, Inc. (a)	130,614	4,588,470

		$19,211,076
Machinery & Tools - 1.5%
Cummins, Inc.	29,113	$4,491,845
Kennametal, Inc.	33,140	1,533,719

		$6,025,564
Major Banks - 6.6%
Bank of America Corp.	267,898	$4,117,592
Goldman Sachs Group, Inc.	31,684	5,305,169
JPMorgan Chase & Co.	151,997	8,758,067
Wells Fargo & Co.	142,617	7,495,950

		$25,676,778
Medical & Health Technology & Services - 1.4%
Cardinal Health, Inc.	61,738	$4,232,757
HCA Holdings, Inc. (a)	19,647	1,107,698

		$5,340,455
Medical Equipment - 2.8%
Abbott Laboratories	80,017	$3,272,695
Medtronic, Inc.	24,787	1,580,419
Thermo Fisher Scientific, Inc.	50,353	5,941,654

		$10,794,768
Network & Telecom - 1.6%
Qualcomm, Inc.	79,723	$6,314,062

Oil Services - 1.3%
Ensco PLC, “A”	54,926	$3,052,238
Halliburton Co.	30,737	2,182,634

		$5,234,872
Other Banks & Diversified Financials - 3.5%
Citigroup, Inc.	135,818	$6,397,028
Discover Financial Services	95,436	5,915,123
Navient Corp.	68,612	1,215,119

		$13,527,270
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	103,526	$5,022,046
Endo International PLC (a)	59,508	4,166,750
Johnson & Johnson	50,019	5,232,988
Pfizer, Inc.	234,880	6,971,238

		$21,393,022
Railroad & Shipping - 1.0%
Union Pacific Corp.	40,670	$4,056,833

Real Estate - 0.5%
Public Storage, Inc., REIT	11,374	$1,948,935

Restaurants - 1.2%
McDonald’s Corp.	46,154	$4,649,554

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 2.1%
Advance Auto Parts, Inc.	28,574	$3,855,204
AutoZone, Inc. (a)	7,736	4,148,353

		$8,003,557
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	41,889	$3,769,172

Telephone Services - 2.7%
AT&T, Inc.	12,930	$457,205
Frontier Communications Corp.	278,016	1,623,613
Verizon Communications, Inc.	168,934	8,265,941

		$10,346,759
Tobacco - 2.1%
Lorillard, Inc.	82,419	$5,025,086
Philip Morris International, Inc.	36,465	3,074,364

		$8,099,450
Trucking - 1.1%
United Parcel Service, Inc., “B”	41,098	$4,219,121

Utilities - Electric Power - 3.2%
AES Corp.	271,457	$4,221,156
American Electric Power Co., Inc.	81,476	4,543,917
Edison International	52,351	3,042,117
Great Plains Energy, Inc.	31,366	842,804

		$12,649,994
Total Common Stocks		$381,619,105

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	3,895,618	$3,895,618
Total Investments		$385,514,723

Other Assets, Less Liabilities - 1.1%		4,147,098
Net Assets - 100.0%		$389,661,821

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$381,619,105	$—	$—	$381,619,105
Mutual Funds	3,895,618	—	—	3,895,618
Total Investments	$385,514,723	$—	$—	$385,514,723

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$315,087,758
Gross unrealized appreciation	71,294,302
Gross unrealized depreciation	(867,337)
Net unrealized appreciation (depreciation)	$70,426,965

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,973,217	108,295,835	(107,373,434)	3,895,618

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
	$—	$—	$2,557	$3,895,618

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2014

*	Print name and title of each signing officer under his or her signature.